Long-term payroll payables	12 Months Ended
Dec. 31, 2019
Long term payroll payable [abstract]
Disclosure of defined benefit plans
34.	Long-term payroll payables

	December 31, 2019	December 31, 2018
	€	€
Net defined benefit liability	10,719	9,142
Long-term termination benefits	4,456	2,816
Other long-term payroll payable	161	812

	15,336	12,770

The defined benefit plan covers the employees of some subsidiaries of the Group in Europe. The Group’s defined benefit plans require contributions to be made to a separately administered fund. The most significant plan is situated in Switzerland, where most of the Group’s employees are located. Swiss employers are obliged by law to provide a minimum pension plan for their staff. Funding is granted there by means of defined saving contributions on individual retirement assets at a guaranteed interest rate.
The termination benefits cover the employees in some European subsidiaries of the Group. In this benefit plan, a predefined percentage of the gross salary of each employee is allocated to TFR (“trattamento di fine rapporto”). The plan is unfunded. At year-end,
the total amount is
re-valued
based on rates predefined by the Italian authorities. Each employee that joins this plan is entitled to the TFR upon leaving the company. In addition, the employee has the right to decide whether the TFR should be funded by a pension fund or should remain with the employer.
In October 2019, the group signed a long-term profit-sharing bonus plan (the “plan”) based on the phantom shares of Yongda to cover Yongda’s management. The phantom shares do not own any voting rights and dividend rights as common shares of Yongda, and they are only used to calculate the final settlement amount in cash. According to the plan, the group will grant a number of phantom shares, of which 50%, so-called
“Service Period Phantom Shares”, are fixed at 587,500 shares and will be vested equally over the service period of 5 years till October 28, 2024, and the rest 50%, known as “Performance Phantom Shares”, will be adjusted based on the performance of Yongda in the service period and vested equally over the service period. Yongda should settle the profit-sharing bonus in cash based on the value of the total quantity of Service Period Phantom Shares and Performance Phantom Shares on October 28, 2024. Except the death or the declaration of the management death, Management that leaves before the termination date of the plan will be considered forfeiture and no cash will be paid.

The actuarial valuations of the plan assets and the present value of the defined benefit obligations were carried out at December 31, 2019 and December 31, 2018 by Swiss and Italian actuarial valuation companies, using the projected unit credit actuarial valuation method.
The following tables summarize the components of net benefit expense recognized in the consolidated statement of profit or loss and the funded status and amounts recognized in the statement of financial position for the respective plans:
Defined benefit plans

	2019	2018
	€	€
Current service cost	2,158	3,192
Interest cost on benefit obligation	188	316
Expected return on plan assets	(87)	(223)
Administrative expenses	20	17

Net benefit expense	2,279	3,302

Changes in the present value of the defined benefit obligations

€
Defined benefit obligations at January 1, 2018	36,345
Interest costs	316
Current service cost	3,192
Benefits paid	(1,851)
Contribution by plan participants	1,275
Administrative expenses	17
Exchange differences	1,397
Actuarial loss	291

Defined benefit obligations at December 31, 2018	40,982
Interest cost	188
Current service cost	2,158
Benefits paid	(2,879)
Contribution by plan participants	1,353
Administrative expenses	20
Exchange differences	939
Gain on settlement	892
Actuarial loss	3,495

Defined benefit obligations at December 31, 2019	47,148

Changes in the fair value of the plan assets

€

Plan assets at January 1, 2018	26,740
Interest income	223
Benefits paid	(1,540)
Return on plan assets	(625)
Contributions by employer	1,783
Contribution by plan participants	1,275
Exchange differences	1,168

Plan assets at December 31, 2018	29,024
Interest income	87
Benefits paid	(2,531)
Return on plan assets	1,136
Contributions by employer	1,943
Contribution by plan participants	1,353
Gain on settlement	874
Exchange differences	87

Plan assets at December 31, 2019	31,973

The major categories of the plan assets are as follows:

	December 31, 2019	December 31, 2018
Cash and cash equivalents	1%	2%
Shares	29%	30%
Bonds	39%	40%
Real estate	13%	13%
Other	18%	15%
Total amount	100%	100%
The principal assumptions used in determining pension and long-term termination benefit obligations for the Group’s plans are shown below:

	2019	2018
	%	%
Switzerland
Discount rate (%)	0.3	0.9
Expected rate of salary increases (%)	1.0	1.5
Italy
Discount rate (%)	0.6	1.1
Expected rate of salary increases (%)	1.5	1.5
The life expectancy for male pensioners at the age of 65 is 22.61 years in 2019, while for female pensioners the life expectancy at the age of 64 is 24.65 years in 2019. The life expectancy for male pensioners at the age of 65 is 21.69 years in 2018, while for female pensioners the life expectancy at the age of 64 is 23.48 years in 2018.

In 2019, the death rate ranged from 0.8% to 11.3% for male pensioners aged between 65 and 88, and between 0.5% to 12.1% for female pensioners aged between 64 and 90. In 2018, the death rate ranged from 0.8% to 11.5% for male pensioners aged between 65 and 88, and between 0.5% to 8.5% for female pensioners aged between 64 and 90.

	2019	2018
	€	€
Assumptions for post-employment healthcare benefit plans:
Discount rate:
0.25% increase in discount rate	(1,712)	(5,185)
0.25% decrease in discount rate	1,712	5,185
Life expectation:
Increase by 1 year	787	643
Decrease by 1 year	(787)	(643)
Expected rate of salary increase:
0.25% increase in rate of salary increase	810	3,618
0.25% decrease in rate of salary increase	(810)	(3,618)
The sensitivity analyses above have been determined based on a method that extrapolates the impact on the defined benefit obligations as a result of reasonable changes in key assumptions occurring at the end of the reporting period. The sensitivity analyses are based on a change in a significant assumption, keeping all other assumptions constant. The sensitivity analyses may not be representative of an actual change in the defined benefit obligations as it is unlikely that changes in assumptions would occur in isolation from one another.
The payments of expected contributions to the defined benefit plans within the next annual reporting period were €1,877 (2018: €1,939).